Segment reconciliation (Detail) - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Segment adjusted EBITDA	€ 29,847	€ 36,740	€ 32,573
Depreciation, amortization and impairment	(19,775)	(19,278)	(17,287)
Corporate research and development	(2,824)	(1,859)	(1,913)
Corporate headquarter costs	(11,719)	(11,077)	(10,358)
Other operating income (expense)	3,668	2,410	2,149
Fair value adjustment 50% RS Print	770	0	0
Impairments	(4,606)	0	0
Operating profit (loss)	(4,639)	6,936	5,164
Financial expenses	(5,995)	(3,682)	(4,864)
Financial income	2,452	1,377	3,627
Income taxes	949	(2,595)	(425)
Share in loss of joint venture	(39)	(392)	(475)
Net (loss) profit for the year	€ (7,272)	€ 1,644	€ 3,027